Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on recurring basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of June 30, 2023 and December 31, 2022:

	June 30, 2023
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$220,597	$—	$220,597	$—
Investments, at fair value	95,234	64,094	—	31,140

Liabilities
Derivative liabilities	$417	$—	$417	$—

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$211,993	$—	$211,993	$—
Investments, at fair value	59,081	39,081	—	20,000

Schedule of carrying amounts and fair values of most significant financial instruments	The carrying amounts and fair values of our most significant financial instruments as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,153,922		$1,153,922	$1,153,922	$—	$—
Restricted cash	163,065		163,065	163,065	—	—
Loans receivable	449,310		440,780	—	—	440,780
Notes receivable	497,280		497,280	—	—	497,280
Derivative assets	220,597		220,597	—	220,597	—
Investments, at fair value	95,234		95,234	64,094	—	31,140
	$2,579,408		$2,570,878	$1,381,081	$220,597	$969,200
Liabilities
Debt	$46,512,086	(a)	$43,001,959	$—	$43,001,959	$—
Derivative liabilities	417		417	—	417	—
	$46,512,503		$43,002,376	$—	$43,002,376	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2022
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,597,147		$1,597,147	$1,597,147	$—	$—
Restricted cash	159,623		159,623	159,623	—	—
Loans receivable	351,357		329,650	—	—	329,650
Notes receivable	486,223		486,223	—	—	486,223
Derivative assets	211,993		211,993	—	211,993	—
Investments, at fair value	59,081		59,081	39,081	—	20,000
	$2,865,424		$2,843,717	$1,795,851	$211,993	$835,873
Liabilities
Debt	$46,801,683	(a)	$42,525,932	$—	$42,525,932	$—
	$46,801,683		$42,525,932	$—	$42,525,932	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.